Schedule of accrued expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued salaries, wages and contractor costs	$ 1,142,348	$ 143,520
Employment taxes payable	2,562,579	497,130
Other accrued payables	2,076,586	1,592,020
Total accrued expenses	$ 5,781,513	$ 2,232,670